LOANS - Changes in Other Real Estate Owned (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 2,033	$ 1,401	$ 2,781
Additions	1,017	2,448	3,182
Proceeds from Sale of Other Real Estate	2,076	1,453	3,797
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Other Deduction	(313)	363	765
Balance at end of year	1,287	2,033	1,401
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	510	415	1,269
Proceeds from Sale of Other Real Estate	217	541	2,967
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Other Deduction	(448)	112	355
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	507	2,033	1,913
Proceeds from Sale of Other Real Estate	1,859	912	830
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Other Deduction	$ 135	$ 251	$ 410